FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of financial risk management [Line Items]
Trade payables	¥ 6,290	¥ 6,750
Amounts owed to related parties	36,348	36,348
Lease liabilities	49,448	64,947
Total	92,086	108,045
Within one year
Disclosure Of financial risk management [Line Items]
Trade payables	6,290	6,750
Amounts owed to related parties	36,348	36,348
Lease liabilities	14,883	15,478
Total	57,521	58,576
More than 1 year but less than 3 years [member]
Disclosure Of financial risk management [Line Items]
Lease liabilities	34,565
Total	34,565	49,469
Total contractual undiscounted cash flow [member]
Disclosure Of financial risk management [Line Items]
Trade payables	6,290	6,750
Amounts owed to related parties	36,348	36,348
Lease liabilities	49,448	49,469
Total	¥ 92,086	¥ 108,045